Financial risk management narrative (Details) $ in Millions		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2019 USD ($) Core_Banks	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of offsetting of financial assets [line items]
Credit facility maturity date	November 2049
Lease Liabilities		$ 4,339	$ 4,660	$ 432
Statoil's Captive Insurance Company [Member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral		791		1,261
SDFI [Member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral		0		146
Liquidity risk [member]
Disclosure of offsetting of financial assets [line items]
Commercial Papers Programme		5,000
Revolving credit facility		$ 5,000
Number of banks | Core_Banks		21
Credit facility maturity date		maturing in 2022
Description of strategy for managing liquidity risk		Equinor raises debt in all major capital markets (US, Europe and Asia) for long-term funding purposes. The policy is to have a maturity profile with repayments not exceeding 5% of capital employed in any year for the nearest five years.
Maximum Percentage Of Repayment Of Long Term Funding		5.00%
Maturity Profile Of Debt Funding Repayment		5 years
Non-current liabilities weighted average maturity		9 years
Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral		$ 585		213
Liabilities not offsetting under netting arrangements		603		655
Financial instruments offset under netting arrangements		$ 2,187		119
Trade and other receivables [member] | Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Percentage of overdue trade and other receivables for 30 days and more		2.00%
Financial instruments offset under netting arrangements		$ 1,309		$ 557